DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)		11 Months Ended
	Aug. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination, number of businesses, minimum		1
Transaction Costs		$ 13,662,256
Underwriting fees		4,600,000
Deferred underwriting fee payable		8,050,000
Other offering costs		1,012,256
Cash held outside of the Trust Account		$ 189,971
Maturity term of U.S. government securities		185 days
Months to complete initial business combination		18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%
Threshold percentage of public shares subject to redemption without the company's prior written consent		15.00%
Threshold business days for redemption of public shares		10 days
Maximum net interest to pay dissolution expenses		$ 100,000
Working capital surplus		496,302
Proceeds from the Initial Public offering and sale of the private placement warrants		2,000,000
Warrants
Subsidiary, Sale of Stock [Line Items]
Gross proceeds		$ 100,000,000
Share price | $ / shares		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	23,000,000	15,900,000
Share issued price per Unit | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 230,000,000
Share price | $ / shares		$ 10.25
Months to complete initial business combination		18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%
Minimum net tangible assets upon consummation of the business combination		$ 5,000,001
Initial Public Offering | Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		3,333,333
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		8,233,333
Gross proceeds		$ 235,750,000
Share price | $ / shares		$ 10.25
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		7,666,667
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares		8,233,333
Price of warrant | $ / shares		$ 1.50
Proceeds from sale of warrants		$ 12,350,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	3,000,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares		900,000
Class A ordinary shares | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	23,000,000	23,000,000
Share issued price per Unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 230,000,000
Class A ordinary shares | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	3,000,000